Revenues	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenues
10	REVENUES

Revenues consist of the following:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Mobile application products and services	3,896,544	34,056,890	153,363,875
Mobile reading services	33,547,733	72,766,802	99,791,329
Mobile portal marketing services	47,526,527	57,506,160	52,211,716
Other revenues	11,623,734	20,888,829	23,476,398

Total revenues	96,594,538	185,218,681	328,843,318

The following summarizes the Company’s revenue from the following geographic areas (based on the location of customers):

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC (excluding HK SAR and Macau)	92,697,994	154,029,436	198,896,271
United States of America	1,791,420	14,312,392	60,358,124
Others	2,105,124	16,876,853	69,588,923

Total revenues	96,594,538	185,218,681	328,843,318